Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Short-term employee benefits	$ 2,216	$ 2,115
Share-based compensation	1,811	1,935
Total remuneration	$ 4,027	$ 4,050